SELECTED STATEMENTS OF INCOME DATA (Details1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Nonoperating Income Expense [Line Items]
Interest income net of bank charges	$ (156)	$ (170)	$ 20
Interest expenses related to liabilities in connection with acquisitions	(152)	(407)	(48)
Interest income from debt instruments	91	46	49
Loss arising from foreign currency translation and other	(1,569)	(153)	(11)
Financial income(expenses), net	$ (1,786)	$ (684)	$ 10